Taxes Payable - Summary of Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of taxes payable [line items]
Taxes payable	R$ 168,730	R$ 192,430